SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENT
SUBSEQUENT EVENT

NOTE 16 — SUBSEQUENT EVENT

On January 19, 2016, the Board of Directors announced the declaration of a quarterly cash dividend on the Company’s outstanding shares of common stock of $0.05 per share.  The dividend will be payable to stockholders of record as of February 2, 2016 and is expected to be paid on February 23, 2016.